Performance obligations and remaining performance obligations (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [Abstract]
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation
To be recognized	Amount
Within one year	4,039
One to three years	2,342
Three years or more	2,755